Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Diluted net (loss) income per share	$ (0.35)	$ 0.09	$ (0.43)	$ 0.21
Class A Common Stock
Diluted weighted average shares outstanding	17,250,000	17,250,000	17,250,000	17,250,000	10,836,207	17,250,000	10,836,207
Diluted net (loss) income per share	$ (0.35)	$ 0.09	$ (0.43)	$ 0.21	$ 0.25	$ 0.27	$ 0.25
Class B Common Stock
Diluted weighted average shares outstanding	4,312,500	4,312,500	4,312,500	4,312,500	4,072,688	4,312,500	4,072,688
Diluted net (loss) income per share	$ (0.35)	$ 0.09	$ (0.43)	$ 0.21	$ 0.25	$ 0.27	$ 0.25